BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES NOT INCLUDED IN THE CALCULATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities
Antidilutive Securities	3,714,104	5,262,586	5,252,312	4,139,100
Options to purchase common stock
Antidilutive Securities
Antidilutive Securities	3,714,104	5,236,832	5,230,344	4,110,219
Unvested restricted stock units
Antidilutive Securities
Antidilutive Securities		25,754	21,968	28,881